Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Revenue	$ 22,994	¥ 158,273	¥ 101,143	¥ 76,204
Income from operations	6,981	48,055	29,102	23,135
Add: share-based compensation expense		15,995	16,082	13,028
Add: amortization of intangible assets	$ 744	5,122	2,931	2,089
Add: impairment of goodwill		0	455	175
Core commerce
Revenue		133,880	92,335	69,536
Cloud computing
Revenue		6,663	3,019	1,271
Digital media and entertainment
Revenue		14,733	3,972	2,191
Add: impairment of goodwill			361
Innovation initiatives and others
Revenue		2,997	1,817	3,206
Add: impairment of goodwill			94
Total segments
Revenue		158,273	101,143	76,204
Income from operations		55,819	37,220	29,729
Add: share-based compensation expense		11,666	11,646	9,089
Add: amortization of intangible assets		4,804	2,641	1,878
Adjusted EBITA		72,289	51,507	40,696
Total segments | Core commerce
Revenue		133,880	92,335	69,536
Income from operations		74,180	51,153	40,194
Add: share-based compensation expense		5,994	6,224	4,391
Add: amortization of intangible assets		2,258	659	279
Adjusted EBITA		¥ 82,432	¥ 58,036	¥ 44,864
Adjusted EBITA margin	62.00%	62.00%	63.00%	65.00%
Total segments | Cloud computing
Revenue		¥ 6,663	¥ 3,019	¥ 1,271
Income from operations		(1,681)	(2,605)	(1,923)
Add: share-based compensation expense		1,201	1,349	813
Add: amortization of intangible assets		4	4	20
Adjusted EBITA		¥ (476)	¥ (1,252)	¥ (1,090)
Adjusted EBITA margin	(7.00%)	(7.00%)	(41.00%)	(86.00%)
Total segments | Digital media and entertainment
Revenue		¥ 14,733	¥ 3,972	¥ 2,191
Income from operations		(9,882)	(4,112)	(2,993)
Add: share-based compensation expense		1,454	981	425
Add: amortization of intangible assets		1,886	1,321	1,107
Adjusted EBITA		¥ (6,542)	¥ (1,810)	¥ (1,461)
Adjusted EBITA margin	(44.00%)	(44.00%)	(46.00%)	(67.00%)
Total segments | Innovation initiatives and others
Revenue		¥ 2,997	¥ 1,817	¥ 3,206
Income from operations		(6,798)	(7,216)	(5,549)
Add: share-based compensation expense		3,017	3,092	3,460
Add: amortization of intangible assets		656	657	472
Adjusted EBITA		¥ (3,125)	¥ (3,467)	¥ (1,617)
Adjusted EBITA margin	(104.00%)	(104.00%)	(191.00%)	(50.00%)
Unallocated
Income from operations		¥ (7,764)	¥ (8,118)	¥ (6,594)
Add: share-based compensation expense		4,329	4,436	3,939
Add: amortization of intangible assets		318	290	211
Add: impairment of goodwill			455	175
Adjusted EBITA		¥ (3,117)	¥ (2,937)	¥ (2,269)